Federated Hermes Conservative Microshort Fund
A Portfolio of Federated Hermes Adviser Series
CLASS A SHARES (TICKER FHCBX)
INSTITUTIONAL SHARES (TICKER FHCOX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2025
Paige M. Wilhelm will retire on July 1, 2026. Effective upon her retirement, Ms. Wilhelm will no longer serve as a portfolio manager of the Fund. Accordingly, effective July 1, 2026, please remove all references to Ms. Wilhelm from the Summary Prospectus, Prospectus and Statement of Additional Information.
The other members of the management team will continue to manage the Fund.
February 2, 2026

Federated Hermes Conservative Microshort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457184 (2/26)
© 2026 Federated Hermes, Inc.